Derivative Financial Instruments - Disclosure of Detailed Information about Changes in Carrying Amounts of Share Purchase Warrants Outstanding (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Derivative Financial Instruments [Line Items]
Balance - beginning of year	$ 10,705
Balance - end of year	19,911	$ 10,705
Equinox Gold warrant liability
Derivative Financial Instruments [Line Items]
Balance - beginning of year	695	5,177
Exercised	766	(3,879)
Change in fair value	(1,461)	(603)
Balance - end of year	0	695
Solaris warrant liability
Derivative Financial Instruments [Line Items]
Balance - beginning of year	$ 0	27,697
Exercised		(11,384)
Change in fair value		(16,313)
Balance - end of year		$ 0